Equity Incentive Plan- option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at end of the period	513,673,885
Number of shares, Exercisable options at end of the period	128,451,772
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at beginning of the period	142,949,035	112,649,035	94,349,035
Number of shares, Granted	409,396,700	30,300,000	208,000,000
Number of shares, Forfeited	(38,671,850)		(2,500,000)
Number of shares, Options Outstanding at end of the period	513,673,885	142,949,035	112,649,035	94,349,035
Number of shares, Exercisable options at end of the period	128,451,772
Weighted average exercise price, Outstanding at beginning of the period	$ 0.07	$ 0.09	$ 0.10
Weighted average exercise price, Granted	0.01	0.02	0.02
Weighted average exercise price, Forfeited	0.15		0.02
Weighted average exercise price, Outstanding at end of the period	0.02	0.07	0.09	$ 0.10
Options exercisable at end of the period, Weighted average exercise price	0.04
Weighted average grant date fair value, Granted	0.01	$ 0.01	0.01
Weighted average grant date fair value, Forfeited	$ 0.10		$ 0.02
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 8 months 12 days	6 years 9 months 18 days	7 years 1 month 6 days	7 years 7 months 6 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	6 years 7 months 6 days
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 0	$ 0
Aggregate intrinsic value, Options outstanding at end of the period	$ 0		$ 0	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0
Exercise of warrants (in shares)	890,000,000
Share options | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of warrants (in shares)	0	0	0